Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of treatment of translation differences

Disposal of a subsidiary or associate that includes a foreign operation	Treatment of translation differences
Disposal of an interest in a subsidiary without loss of control	Translation differences are attributed to the non-controlling interests in proportion to their ownership interest. No impact is recognized in profit or loss.
Disposal of an interest in a subsidiary resulting in loss of control and retention of significant influence	The full amount of translation differences is reclassified to profit or loss.
Disposal of an interest in an associate without loss of significant influence	Translation differences are reclassified to profit or loss in proportion to the interest disposed of.
Disposal of an interest in a subsidiary or associate where the retained interest is accounted for as a financial investment	The full amount of translation differences is reclassified to profit or loss.
Impairment of a foreign investment	No impact
Conversion of a “net investment in a foreign operation” loan in a equity instrument	No impact
Full or partial repayment of quasi-equity loan

Provided that the repayment does not result in a change in the Group’s ownership interest in the foreign operation or a loss of control, such repayment is not considered a disposal and, accordingly, no reclassification to profit or loss is recognized.

Schedule of intangible assets amortization rates

	Amortisation method	Rates
Development expenses	Straight-line	5% - 14%
Concessions, patents, licenses, trademarks and similar	Straight-line	4% - 20%
Computer software	Straight-line	33%
Currently marketed products	Straight-line	3% - 10%

Schedule of property, plant and equipment depreciation rates

	Depreciation method	Rates
Buildings	Straight-line	1% - 3%
Other property, technical equipment and machinery	Straight-line	4% - 10%
Other property, plant and equipment	Straight-line	7% - 33%